Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF Summary - Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	Feb. 28, 2019
Prospectus [Line Items]
Supplement [Text Block]

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (NYSE Arca: BCI)

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NYSE Arca: BCD)

Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (NYSE Arca: AOIL) (formerly, Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF)

(each, a “Fund” and, together, the “Funds”)

Supplement dated February 28, 2019 (the “Supplement”) to the Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated May 1, 2018, each as supplemented to date

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

On February 25, 2019, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended, and the Board of Trustees of Aberdeen Standard Investments ETFs approved, a change to the investment objective of each Fund as set forth in the table below, such changes to take effect on or after May 1, 2019 (the “Effective Date”).

Current Investment Objective	New Investment Objective

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg Commodity IndexSM which is calculated on an excess return basis (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg Commodity Index 3 Month ForwardSM which is calculated on an excess return basis (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index 3 Month Forward Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg WTI Crude Oil Subindex Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg WTI Crude Oil Subindex Total ReturnSM (the “Index”).

The changes described above are not expected to have an impact on each Fund’s fees and expenses.

Objective, Primary [Text Block]

On February 25, 2019, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended, and the Board of Trustees of Aberdeen Standard Investments ETFs approved, a change to the investment objective of each Fund as set forth in the table below, such changes to take effect on or after May 1, 2019 (the “Effective Date”).

Current Investment Objective	New Investment Objective

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg Commodity IndexSM which is calculated on an excess return basis (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index Total ReturnSM (the “Index”).

Expense Narrative [Text Block]	The changes described above are not expected to have an impact on each Fund’s fees and expenses.